Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	AVINO SILVER & GOLD MINES LTD.
Entity Central Index Key	0000316888
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity File Number	001-35254
Entity Address Address Line 1	Suite 900
Entity Address Address Line 2	570 Granville Street
Entity Address City Or Town	Vancouver
Entity Address Postal Zip Code	V6C 3P1
Entity Address State Or Province	BC